Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Members Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020			$ 32,314,543	$ (31,022,273)	$ 165	$ 1,292,435
Balance, shares at Dec. 31, 2020
Members’ capital contributions			7,104,957			7,104,957
Unrealized losses on short-term investments
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees	$ 21	20,374,197				20,374,218
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees, shares	208,333
Stock-based compensation expense		43,835				43,835
Conversion of LLC units to common stock in connection with Reorganization Merger	$ 36	39,419,464	(39,419,500)			(0)
Conversion of LLC units to common stock in connection with Reorganization Merger, shares	357,137
Modification of profits interests units in connection with Reorganization Merger		12,738,088				12,738,088
Net loss				(20,709,991)		(20,709,991)
Balance at Dec. 31, 2021	$ 57	72,575,584		(51,732,264)	165	20,843,542
Balance, shares at Dec. 31, 2021	565,470
Stock-based compensation expense		181,518				181,518
Net loss				(5,003,511)		(5,003,511)
Unrealized losses on available for sale investments					(2,948)	(2,948)
Balance at Mar. 31, 2022	$ 57	72,757,102		(56,735,775)	(2,783)	16,018,601
Balance, shares at Mar. 31, 2022	565,470
Balance at Dec. 31, 2021	$ 57	72,575,584		(51,732,264)	165	20,843,542
Balance, shares at Dec. 31, 2021	565,470
Net loss						(13,071,205)
Balance at Sep. 30, 2022	$ 57	73,169,944		(64,803,469)		8,366,532
Balance, shares at Sep. 30, 2022	565,470
Balance at Dec. 31, 2021	$ 57	72,575,584		(51,732,264)	165	20,843,542
Balance, shares at Dec. 31, 2021	565,470
Stock-based compensation expense		800,796				800,796
Net loss				(17,676,232)		(17,676,232)
Available for sale investments					(165)	(165)
IPO Costs		(85,919)				(85,919)
Balance at Dec. 31, 2022	$ 57	73,290,461		(69,408,496)		3,882,022
Balance, shares at Dec. 31, 2022	565,470
Balance at Mar. 31, 2022	$ 57	72,757,102		(56,735,775)	(2,783)	16,018,601
Balance, shares at Mar. 31, 2022	565,470
Stock-based compensation expense		207,186				207,186
Net loss				(4,040,447)		(4,040,447)
Unrealized losses on available for sale investments					(466)	(466)
Balance at Jun. 30, 2022	$ 57	72,964,288		(60,776,222)	(3,249)	12,184,874
Balance, shares at Jun. 30, 2022	565,470
Stock-based compensation expense		205,656				205,656
Net loss				(4,027,247)		(4,027,247)
Unrealized losses on available for sale investments					3,249	3,249
Balance at Sep. 30, 2022	$ 57	73,169,944		(64,803,469)		8,366,532
Balance, shares at Sep. 30, 2022	565,470
Balance at Dec. 31, 2022	$ 57	73,290,461		(69,408,496)		3,882,022
Balance, shares at Dec. 31, 2022	565,470
Stock-based compensation expense		204,479				204,479
Net loss				(4,004,887)		(4,004,887)
Balance at Mar. 31, 2023	$ 57	73,494,940		(73,413,383)		81,614
Balance, shares at Mar. 31, 2023	565,470
Balance at Dec. 31, 2022	$ 57	73,290,461		(69,408,496)		3,882,022
Balance, shares at Dec. 31, 2022	565,470
Net loss						(16,600,250)
Capital contribution in connection with conversion of related party note payable						1,862,735
Balance at Sep. 30, 2023	$ 88	85,912,324		(86,008,746)		(96,334)
Balance, shares at Sep. 30, 2023	868,940
Balance at Mar. 31, 2023	$ 57	73,494,940		(73,413,383)		81,614
Balance, shares at Mar. 31, 2023	565,470
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees	$ 4	218,794				218,798
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees, shares	37,369
Stock-based compensation expense		217,376				217,376
Net loss				(6,616,309)		(6,616,309)
Balance at Jun. 30, 2023	$ 61	73,931,110		(80,029,692)		(6,098,521)
Balance, shares at Jun. 30, 2023	602,839
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees	$ 9	1,621,930				1,621,939
Issuance of common stock in connection with At the Market Offering and Purchase Agreement, net of fees, shares	88,943
Stock-based compensation expense		236,251				236,251
Net loss				(5,979,054)		(5,979,054)
Issuance of common stock in connection with private placement with WFIA	$ 9	999,991				1,000,000
Issuance of common stock in connection with private placement with WFIA, shares	91,158
Issuance of common stock and pre-funded warrants sold for cash in public offering, net of fees	$ 9	3,310,542				3,310,551
Issuance of common stock and pre-funded warrants sold for cash in public offering, net of fees, shares	86,000
Issuance of pre-funded warrants in connection with the conversion of related party note payable		3,949,765				3,949,765
Capital contribution in connection with conversion of related party note payable		1,862,735				1,862,735
Balance at Sep. 30, 2023	$ 88	$ 85,912,324		$ (86,008,746)		$ (96,334)
Balance, shares at Sep. 30, 2023	868,940